Cover	Jul. 17, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42171
Entity Registrant Name	Velos Acquisition I Corp.
Entity Central Index Key	0002016072
Entity Tax Identification Number	98-1781141
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	355-5515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	MBAVU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	MBAV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MBAVW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	M3-Brigade Acquisition V Corp.
Entity Address, Address Line Two	1700 Broadway
Entity Address, Address Line Three	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019